OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Other Current Assets
Other current assets consist of the following:

	As of December 31,
	2018	2017
Tax receivables	$3,997	$9,144
Prepaid expenses	14,170	11,634
Interest on deposits and other receivables	4,585	738
	$22,752	$21,516